COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Contractual Maturities
CI’s liabilities have contractual maturities, excluding interest payments, as follows:

	Total	2021	2022	2023	2024	2025	2027	2030
	$	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	308,797	308,797	—	—	—	—	—	—
Dividends payable	75,297	75,297	—	—	—	—	—	—
Client and trust funds payable	961,080	961,080	—	—	—	—	—	—
Long-term debt	2,466,027	200,000	—	325,000	350,000	450,000	250,000	891,027
Deferred consideration	96,855	96,855	—	—	—	—	—	—
Contingent consideration	131,122	29,695	25,023	23,829	52,575	—	—	—
Put option	109,394	103,862	2,449	—	1,432	—	1,651	—
Total	4,148,572	1,775,586	27,472	348,829	404,007	450,000	251,651	891,027
The approximate future minimum annual rental payments under such leases are as follows:

$
2021	17,708
2022	16,529
2023	15,141
2024	14,704
2025	12,684
2026+	8,725